Cat Financial Financing Activities	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Cat Financial Financing Activities
Cat Financial Financing Activities

A.	Wholesale inventory receivables

Wholesale inventory receivables are receivables of Cat Financial that arise when Cat Financial provides financing for a dealer’s purchase of inventory. These receivables are included in Receivables—trade and other and Long-term receivables—trade and other in Statement 3 and were $1,945 million, $2,152 million, and $1,990 million at December 31, 2013, 2012 and 2011, respectively.

Contractual maturities of outstanding wholesale inventory receivables:
(Millions of dollars)	December 31, 2013
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2014	$258	$125	$636	$1,019
2015	106	95	231	432
2016	77	58	150	285
2017	39	31	18	88
2018	17	13	5	35
Thereafter	3	—	—	3
	500	322	1,040	1,862
Guaranteed residual value	—	90	—	90
Unguaranteed residual value	—	35	—	35
Less: Unearned income	(8)	(31)	(3)	(42)
Total	$492	$416	$1,037	$1,945

Please refer to Note 18 and Table III for fair value information.

B.	Finance receivables

Finance receivables are receivables of Cat Financial, which generally can be repaid or refinanced without penalty prior to contractual maturity. Total finance receivables reported in Statement 3 are net of an allowance for credit losses.

Cat Financial provides financing only when acceptable criteria are met. Credit decisions are based on, among other things, the customer’s credit history, financial strength and intended use of equipment. Cat Financial typically maintains a security interest in retail financed equipment and requires physical damage insurance coverage on financed equipment.

Contractual maturities of outstanding finance receivables:
(Millions of dollars)	December 31, 2013
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2014	$2,105	$3,234	$3,627	$8,966
2015	1,627	2,183	2,263	6,073
2016	1,093	1,292	1,758	4,143
2017	590	581	1,475	2,646
2018	198	203	669	1,070
Thereafter	26	139	1,070	1,235
	5,639	7,632	10,862	24,133
Guaranteed residual value	—	354	—	354
Unguaranteed residual value	—	486	—	486
Less: Unearned income	(93)	(730)	(89)	(912)
Total	$5,546	$7,742	$10,773	$24,061

Please refer to Note 18 and Table III for fair value information.

C.	Credit quality of financing receivables and allowance for credit losses

Cat Financial applies a systematic methodology to determine the allowance for credit losses for finance receivables.  Based upon Cat Financial’s analysis of credit losses and risk factors, portfolio segments are as follows:

•	Customer - Finance receivables with retail customers.

•	Dealer - Finance receivables with Caterpillar dealers.

Cat Financial further evaluates portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, Cat Financial’s finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Cat Financial’s classes, which align with management reporting for credit losses, are as follows:

•	North America - Finance receivables originated in the United States or Canada.

•	Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent States.

•	Asia Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast Asia.

•	Mining - Finance receivables related to large mining customers worldwide.

•	Latin America - Finance receivables originated in Central and South American countries and Mexico.

•
Caterpillar Power Finance - Finance receivables related to marine vessels with Caterpillar engines worldwide and Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems worldwide.

Impaired loans and finance leases

For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that Cat Financial will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or in instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

During 2013, Cat Financial changed the classification of certain loans and finance leases previously reported as impaired. While these loans and finance leases had been incorrectly reported as impaired, the related allowance for these loans and finance leases was appropriately measured; therefore, this change had no impact on the allowance for credit losses. The impact of incorrectly reporting these loans and finance leases as impaired was not considered material to previously issued financial statements; however, prior period impaired loan and finance lease balances have been revised throughout Notes 6 and 18.

At December 31, 2013, 2012 and 2011, there were no impaired loans or finance leases for the Dealer portfolio segment.  The average recorded investment for impaired loans and finance leases within the Dealer portfolio segment was zero during 2013, 2012 and 2011.

Individually impaired loans and finance leases for the Customer portfolio segment were as follows:

	December 31, 2013
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$23	$22	$—
Europe	48	47	—
Asia Pacific	7	7	—
Mining	134	134	—
Latin America	11	11	—
Caterpillar Power Finance	223	222	—
Total	$446	$443	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$13	$13	$4
Europe	20	19	7
Asia Pacific	16	16	2
Mining	—	—	—
Latin America	23	23	6
Caterpillar Power Finance	110	106	51
Total	$182	$177	$70

Total Impaired Loans and Finance Leases
Customer
North America	$36	$35	$4
Europe	68	66	7
Asia Pacific	23	23	2
Mining	134	134	—
Latin America	34	34	6
Caterpillar Power Finance	333	328	51
Total	$628	$620	$70

	December 31, 2012
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$28	$27	$—
Europe	45	45	—
Asia Pacific	2	2	—
Mining	1	1	—
Latin America	7	7	—
Caterpillar Power Finance	295	295	—
Total	$378	$377	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$23	$7
Europe	28	26	11
Asia Pacific	19	19	4
Mining	—	—	—
Latin America	30	30	8
Caterpillar Power Finance	113	109	24
Total	$215	$207	$54

Total Impaired Loans and Finance Leases
Customer
North America	$53	$50	$7
Europe	73	71	11
Asia Pacific	21	21	4
Mining	1	1	—
Latin America	37	37	8
Caterpillar Power Finance	408	404	24
Total	$593	$584	$54

	December 31, 2011
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$83	$80	$—
Europe	47	46	—
Asia Pacific	4	4	—
Mining	8	8	—
Latin America	9	9	—
Caterpillar Power Finance	175	170	—
Total	$326	$317	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$23	$20	$6
Europe	22	21	8
Asia Pacific	9	9	3
Mining	—	—	—
Latin America	19	19	4
Caterpillar Power Finance	85	85	13
Total	$158	$154	$34

Total Impaired Loans and Finance Leases
Customer
North America	$106	$100	$6
Europe	69	67	8
Asia Pacific	13	13	3
Mining	8	8	—
Latin America	28	28	4
Caterpillar Power Finance	260	255	13
Total	$484	$471	$34

	Years ended December 31,
	2013		2012		2011
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$25	$3	$50	$3	$91	$4
Europe	49	1	45	1	11	—
Asia Pacific	4	—	3	—	5	—
Mining	61	3	8	—	8	1
Latin America	11	—	6	—	9	1
Caterpillar Power Finance	271	5	220	2	221	6
Total	$421	$12	$332	$6	$345	$12

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$18	$1	$25	$1	$56	$2
Europe	22	1	27	1	20	—
Asia Pacific	18	1	15	1	11	1
Mining	1	—	—	—	—	—
Latin America	44	2	27	2	11	—
Caterpillar Power Finance	135	1	94	—	61	—
Total	$238	$6	$188	$5	$159	$3

Total Impaired Loans and Finance Leases
Customer
North America	$43	$4	$75	$4	$147	$6
Europe	71	2	72	2	31	—
Asia Pacific	22	1	18	1	16	1
Mining	62	3	8	—	8	1
Latin America	55	2	33	2	20	1
Caterpillar Power Finance	406	6	314	2	282	6
Total	$659	$18	$520	$11	$504	$15

Non-accrual and past due loans and finance leases

For all classes, Cat Financial considers a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or in instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2013, 2012 and 2011, there were no loans or finance leases on non-accrual status for the Dealer portfolio segment.

The investment in customer loans and finance leases on non-accrual status was as follows:

	December 31,
(Millions of dollars)	2013	2012	2011
Customer
North America	$26	$59	$112
Europe	28	38	58
Asia Pacific	50	36	24
Mining	23	12	12
Latin America	179	148	108
Caterpillar Power Finance	119	220	158
Total	$425	$513	$472

Aging related to loans and finance leases was as follows:

(Millions of dollars)	December 31, 2013
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$37	$12	$24	$73	$6,508	$6,581	$—
Europe	26	15	29	70	2,805	2,875	6
Asia Pacific	54	23	59	136	2,752	2,888	11
Mining	3	—	12	15	2,128	2,143	—
Latin America	54	25	165	244	2,474	2,718	5
Caterpillar Power Finance	55	30	60	145	2,946	3,091	—
Dealer
North America	—	—	—	—	2,283	2,283	—
Europe	—	—	—	—	150	150	—
Asia Pacific	—	—	—	—	583	583	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	748	748	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$229	$105	$349	$683	$23,378	$24,061	$22

(Millions of dollars)	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,872	$5,967	$—
Europe	23	9	36	68	2,487	2,555	6
Asia Pacific	53	19	54	126	2,912	3,038	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,063	2,063	—
Europe	—	—	—	—	185	185	—
Asia Pacific	—	—	—	—	751	751	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	884	884	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$188	$70	$418	$676	$22,632	$23,308	$28

(Millions of dollars)	December 31, 2011
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	38	108	2,769	2,877	14
Mining	—	—	12	12	1,473	1,485	—
Latin America	32	15	99	146	2,339	2,485	—
Caterpillar Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	480	480	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

Allowance for credit loss activity

The allowance for credit losses as of December 31, 2013 was $375 million compared with $423 million as of December 31, 2012.  The overall decrease of $48 million in the allowance for credit losses during the year reflects a $55 million decrease associated with the lower allowance rate, partially offset by a $7 million increase due to an increase in Cat Financial's net finance receivables portfolio. The lower allowance rate reflects write-offs taken in 2013, primarily related to Cat Financial's European marine portfolio that had been previously provided for in the allowance for credit losses, favorable changes in Cat Financial's estimated probabilities of default (due to improved financial health of Cat Financial's customers), continued refinements of estimated loss emergence periods and general improvement in the economic conditions of the industries Cat Financial serves.

The allowance for credit losses as of December 31, 2012 was $423 million compared with $366 million as of December 31, 2011. The overall increase of $57 million in allowance for credit losses during the year reflects a $51 million increase in allowance due to an increase in Cat Financial’s net finance receivables portfolio and a $6 million increase associated with the higher allowance rate.

An analysis of the allowance for credit losses during 2013, 2012 and 2011 was as follows:

(Millions of dollars)	December 31, 2013
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$414	$9	$423
Receivables written off	(179)	—	(179)
Recoveries on receivables previously written off	56	—	56
Provision for credit losses	83	1	84
Other	(9)	—	(9)
Balance at end of year	$365	$10	$375

Individually evaluated for impairment	$70	$—	$70
Collectively evaluated for impairment	295	10	305
Ending Balance	$365	$10	$375

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$628	$—	$628
Collectively evaluated for impairment	19,668	3,765	23,433
Ending Balance	$20,296	$3,765	$24,061

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$360	$6	$366
Receivables written off	(149)	—	(149)
Recoveries on receivables previously written off	47	—	47
Provision for credit losses	157	3	160
Other	(1)	—	(1)
Balance at end of year	$414	$9	$423

Individually evaluated for impairment	$54	$—	$54
Collectively evaluated for impairment	360	9	369
Ending Balance	$414	$9	$423

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$593	$—	$593
Collectively evaluated for impairment	18,831	3,884	22,715
Ending Balance	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of year	$360	$6	$366

Individually evaluated for impairment	$34	$—	$34
Collectively evaluated for impairment	326	6	332
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$484	$—	$484
Collectively evaluated for impairment	17,109	2,387	19,496
Ending Balance	$17,593	$2,387	$19,980

Credit quality of finance receivables

The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral less selling costs. In addition, Cat Financial considers credit enhancements such as additional collateral and contractual third-party guarantees in determining the allowance for credit losses attributable to non-performing receivables.

The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)	December 31, 2013
	Customer	Dealer	Total
Performing
North America	$6,555	$2,283	$8,838
Europe	2,847	150	2,997
Asia Pacific	2,838	583	3,421
Mining	2,120	1	2,121
Latin America	2,539	748	3,287
Caterpillar Power Finance	2,972	—	2,972
Total Performing	$19,871	$3,765	$23,636

Non-Performing
North America	$26	$—	$26
Europe	28	—	28
Asia Pacific	50	—	50
Mining	23	—	23
Latin America	179	—	179
Caterpillar Power Finance	119	—	119
Total Non-Performing	$425	$—	$425

Performing & Non-Performing
North America	$6,581	$2,283	$8,864
Europe	2,875	150	3,025
Asia Pacific	2,888	583	3,471
Mining	2,143	1	2,144
Latin America	2,718	748	3,466
Caterpillar Power Finance	3,091	—	3,091
Total	$20,296	$3,765	$24,061

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Performing
North America	$5,908	$2,063	$7,971
Europe	2,517	185	2,702
Asia Pacific	3,002	751	3,753
Mining	1,961	1	1,962
Latin America	2,571	884	3,455
Caterpillar Power Finance	2,952	—	2,952
Total Performing	$18,911	$3,884	$22,795

Non-Performing
North America	$59	$—	$59
Europe	38	—	38
Asia Pacific	36	—	36
Mining	12	—	12
Latin America	148	—	148
Caterpillar Power Finance	220	—	220
Total Non-Performing	$513	$—	$513

Performing & Non-Performing
North America	$5,967	$2,063	$8,030
Europe	2,555	185	2,740
Asia Pacific	3,038	751	3,789
Mining	1,973	1	1,974
Latin America	2,719	884	3,603
Caterpillar Power Finance	3,172	—	3,172
Total	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	2,853	161	3,014
Mining	1,473	—	1,473
Latin America	2,377	480	2,857
Caterpillar Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	24	—	24
Mining	12	—	12
Latin America	108	—	108
Caterpillar Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	2,877	161	3,038
Mining	1,485	—	1,485
Latin America	2,485	480	2,965
Caterpillar Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

Troubled Debt Restructurings

A restructuring of a loan or finance lease receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties.  Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses.  The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral less selling costs. In addition, Cat Financial factors in credit enhancements such as additional collateral and contractual third-party guarantees in determining the allowance for credit losses attributable to TDRs.

There were no loans or finance lease receivables modified as TDRs during the years ended December 31, 2013, 2012 and 2011 for the Dealer portfolio segment.

Loan and finance lease receivables in the Customer portfolio segment modified as TDRs during the years ended December 31, 2013, 2012, and 2011 were as follows:

(Millions of dollars)	Year ended December 31, 2013
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	62	$9	$9
Europe	51	7	7
Asia Pacific	3	1	1
Mining	45	123	123
Latin America	16	2	2
Caterpillar Power Finance [1]	17	153	157
Total [2]	194	$295	$299

	Year ended December 31, 2012
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15
Europe	21	8	8
Asia Pacific	12	3	3
Mining	—	—	—
Latin America	41	5	5
Caterpillar Power Finance [1]	27	253	253
Total [2]	199	$284	$284

	Year ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	71	$13	$13
Europe	7	44	44
Asia Pacific	—	—	—
Mining	—	—	—
Latin America	12	10	10
Caterpillar Power Finance [1]	35	117	117
Total [2]	125	$184	$184

[1]
During the years ended December 31, 2013, 2012 and 2011, $25 million, $24 million and $15 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $25 million, $24 million and $15 million of additional funds are not reflected in the table above as no incremental modifications have been made with the borrower during the periods presented. At December 31, 2013, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $6 million.

[2]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs in the Customer portfolio segment with a payment default during the years ended December 31, 2013, 2012, and 2011 which had been modified within twelve months prior to the default date, were as follows:

(Millions of dollars)	Year ended December 31, 2013		Year ended December 31, 2012		Year ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	19	$4	49	$4	48	$26
Europe	5	—	—	—	1	1
Asia Pacific	—	—	2	1	—	—
Mining	—	—	—	—	—	—
Latin America	—	—	—	—	7	4
Caterpillar Power Finance	2	3	16	21	14	70
Total	26	$7	67	$26	70	$101

D.	Securitized Retail Installment Sale Contracts and Finance Leases

Cat Financial has periodically transferred certain finance receivables relating to their retail installment sale contracts and finance leases to special-purpose entities (SPEs) as part of their asset-backed securitization program.  These SPEs were concluded to be VIEs. Cat Financial determined that they were the primary beneficiary based on their power to direct activities through their role as servicer and their obligation to absorb losses and right to receive benefits and therefore consolidated these securitization SPEs.

On April 25, 2011, Cat Financial exercised a clean-up call on their only outstanding asset-backed securitization transaction.  As a result, Cat Financial had no assets or liabilities related to their securitization program as of  December 31, 2013, 2012 or 2011.